Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 1,837	$ 1,711
Accumulated amortization and impairment	1,263	1,220
Total intangible assets, net	$ 574	$ 491